Warrants - Warrant activity (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrants
Balance at beginning of period (in shares)	268,937	3,336
Issued (in shares)		619,185
Exercised (in shares)	(187,415)	(353,581)
Cancelled (in shares)	(139)	(3)
Balance at end of period (in shares)	81,383	268,937